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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 03-31-08
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Avenue, Suite 900
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         New York, NY  10017
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
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Title: Managing Member
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Phone: 212-808-7420
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Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  May 14, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:     210,427
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                                             (thousands)


List of Other Included Managers:            N/A
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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03/31/2008 -- Form 13F
Page 1


                             VALUATION CURRENCY: USD


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
          ITEM 1              ITEM 2   ITEM 3        ITEM 4       ITEM 5            ITEM 6          ITEM 7           ITEM 8
          ------              ------   ------        ------       ------            ------          ------           ------
                                                      Fair       Shares of        Investment
                             Title of   Cusip        Market      Principal        Descretion                     Voting Authority
      Name of Issuer          Class    Number        Value         Amount   Sole    Shared   Other Managers  Sole      Shared  Other
CHARLOTTE RUSSE HOLDING INC. COMMON   161048103   5,197,457.00    299,738 N   X                      LITE     299,738     0      0
DILLARDS INC.                COMMON   254067101   3,571,075.00    207,500 N   X                      LITE     207,500     0      0
EAGLE MATERIALS INC          COMMON   26969P108   1,521,540.00     42,800 N   X                      LITE      42,800     0      0
GENESCO INC                  COMMON   371532102  17,974,842.00    777,795 N   X                      LITE     777,795     0      0
STREETTRACKS GOLD TRUST      COMMON   863307104  38,153,020.00    422,000 N   X                      LITE     422,000     0      0
ICO GLOBAL COMMUNICATION     OTC EQ   44930K108  10,749,955.00  3,478,950 N   X                      LITE   3,478,950     0      0
KAISER ALUMINUM CORP         OTC EQ   483007704  24,603,718.00    355,032 N   X                      LITE     355,032     0      0
MACY'S INC.                  COMMON   55616P104   2,317,530.00    100,500 N   X                      LITE     100,500     0      0
MOSYS INC                    OTC EQ   609842109  14,008,680.00  3,213,000 N   X                      LITE   3,213,000     0      0
NRDC ACQ CORP                COMMON   62941R102  16,211,160.00  1,764,000 N   X                      LITE   1,764,000     0      0
WTS NRDC ACQ CORP            COMMON   62941R110     882,000.00  1,764,000 N   X                      LITE   1,764,000     0      0
NORTHWESTERN CORP            OTC EQ   668074305     645,586.00     26,491 N   X                      LITE      26,491     0      0
PHH CORP                     COMMON   693320202   5,703,096.00    327,200 N   X                      LITE     327,200     0      0
SLM CORPORATION              COMMON   78442P106  16,989,380.00  1,106,800 N   X                      LITE   1,106,800     0      0
SAKS INC.                    COMMON   79377W108   2,275,775.00    182,500 N   X                      LITE     182,500     0      0
SEARS HOLDINGS CORP.         COMMON   812350106   1,122,990.00     11,000 N   X                      LITE      11,000     0      0
SOLUTIA IC.                  COMMON   834376501  18,904,536.00  1,350,324 N   X                      LITE   1,350,324     0      0
ISHARES SILVER TR            COMMON   46428Q109   3,408,200.00     20,000 N   X                      LITE      20,000     0      0
THERAVANCE INC               OTC EQ   88338T104  11,487,177.00  1,090,900 N   X                      LITE   1,090,900     0      0
YAHOO INC.                   OTC EQ   984332106   6,509,250.00    225,000 N   X                      LITE     225,000     0      0
YAHOO CALLS                  CALLS    984332906   2,393,240.00  7,144,000 N   X                      LITE   7,144,000     0      0
ZILOG INC NEW                OTC EQ   989524301   5,797,113.00  1,656,318 N   X                      LITE   1,656,318     0      0

                 Total Under Management:        210,427,320.00
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